Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Net operating loss carry forwards	$ 854,000	$ 470,200
Accounts receivable allowance	348,800	15,000
Impairment charges	435,400	0
Accrued liabilities	148,600	168,000
Warranty and other	19,300	1,700
Deferred tax assets before valuation allowance	1,806,100	654,900
Less: valuation allowance	(1,806,100)	(654,900)
Deferred tax assets, net	0	0
Timing differences of revenue recognition	0	(107,609)
Total deferred tax liabilities	$ 0	$ (107,609)